Insurance Contract Liabilities - Contracts measured under PAA (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Insurance Contract Liabilities
Insurance contracts issued	$ 47,782.7		$ 46,334.8
LRC
Insurance Contract Liabilities
Insurance contracts issued	5,878.1		6,757.1
LIC
Insurance Contract Liabilities
Insurance contracts issued	41,904.6		39,577.7
PAA
Insurance Contract Liabilities
Insurance contracts issued	42,989.4	$ 41,863.4	41,863.4	$ 36,549.5
PAA | Property and Casualty Insurance and Reinsurance
Insurance Contract Liabilities
Insurance contracts issued	42,909.0	41,792.7	41,792.7	36,489.8
PAA | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	10,794.0	10,146.0	10,146.0	9,037.8
PAA | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	27,190.4	27,008.2	27,008.2	24,733.1
PAA | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	4,924.6	4,638.5	4,638.5	2,718.9
PAA | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	80.4	70.7	70.7	59.7
PAA | LRC | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	1,117.8	1,140.8	1,140.8	1,065.4
PAA | LRC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	891.8	1,071.0	1,071.0	449.2
PAA | LRC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	737.5	1,399.0	1,399.0	386.3
PAA | LIC | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	9,676.2	9,005.2	9,005.2	7,972.4
PAA | LIC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	26,298.6	25,937.2	25,937.2	24,283.9
PAA | LIC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	$ 4,187.1	$ 3,239.5	$ 3,239.5	$ 2,332.6